UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4215

DREYFUS PREMIER GNMA FUND, INC.
-Dreyfus GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	1/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
January 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--101.5%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--2.2%
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	569,114	570,942
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	694,485	701,324
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. A3A	5.00	4/15/11	557,027	561,039
Capital One Prime Auto Receivables
Trust, Ser. 2007-2, Cl. A3	4.89	1/15/12	4,357,071	4,411,435
Capital One Prime Auto Receivables
Trust, Ser. 2007-1, Cl. A3	5.47	6/15/11	96,300	96,510
Carmax Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.24	7/15/11	291,539	293,279
Carmax Auto Owner Trust,
Ser. 2006-1, Cl. A4	5.41	6/15/11	1,940,809	1,971,619
Daimler Chrysler Auto Trust,
Ser. 2008-B, Cl. A2B	1.16	7/8/11	840,582 a	841,374
Daimler Chrysler Auto Trust,
Ser. 2006-D, Cl. A3	4.98	2/8/11	63,195	63,264
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2B	1.13	1/15/11	467,201 a	467,391
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2A	3.72	1/15/11	281,112	281,617
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A1	0.72	7/15/10	532,641	532,772
Honda Auto Receivables Owner
Trust, Ser. 2009-3, Cl. A1	0.75	7/15/10	884,560	885,079
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	1,188,562	1,195,564
Honda Auto Receivables Owner
Trust, Ser. 2007-2, Cl. A3	5.46	5/23/11	450,823	455,181
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A3	5.11	4/15/11	34,925	35,052
Nissan Auto Lease Trust,
Ser. 2009-A, Cl. A1	1.04	6/15/10	286,153	286,299
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A4	5.22	11/15/11	816,136	820,702
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A4	5.04	12/15/11	1,606,490	1,615,493
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.43	10/17/11	976,819	986,142
Volkswagen Auto Loan Enhanced
Trust, Ser. 2008-1, Cl. A2	3.71	4/20/11	29,483	29,540
				17,101,618
Asset-Backed Ctfs./Home Equity Loans--.2%
Citicorp Residential Mortgage

Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	397,151 a	395,067
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	875,000	135,762
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	311,058 a	254,975
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	358,492	355,160
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	10/25/36	2,325,000 a	584,550
				1,725,514
Commercial Mortgage Pass-Through Ctfs.--.4%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.51	1/25/37	1,950,270 a,b	1,054,180
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	0.71	3/6/20	2,275,000 a,b	1,936,959
				2,991,139
Residential Mortgage Pass-Through Ctfs.--.4%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.53	12/25/34	1,440,478 a	1,105,478
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.00	7/25/35	2,150,583 a	1,826,488
				2,931,966
U.S. Government Agencies/Mortgage-Backed--95.9%
Federal Home Loan Mortgage Corp.:
4.00%, 5/1/10			4,142,823 c	4,168,949
4.50%, 6/1/39			6,776,331 c	6,852,930
5.00%, 3/1/20 - 9/1/39			10,633,319 c	11,090,443
5.50%, 4/1/38 - 10/1/38			15,792,094 c	16,767,315
6.00%, 5/15/18			105,322 c	105,344
Federal National Mortgage Association:
6.50%			20,860,000 c,d	22,475,177
4.50%, 3/1/39			6,823,084 c	6,903,026
5.00%, 1/1/36 - 5/1/39			12,704,166 c	13,229,246
5.50%, 11/1/38 - 9/1/39			17,460,340 c	18,520,514
6.00%, 4/1/35			3,673,646 c	3,951,940
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			824,581 c	818,506
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			2,888,755 c	3,057,552
Government National Mortgage Association I:
4.50%			16,195,000 d	16,411,288
5.00%			30,055,000 d	31,304,176
6.50%			18,805,000 d	20,142,575
4.00%, 9/15/24			425,611	437,563
4.50%, 10/15/24 - 1/15/40			85,791,291	87,604,650
5.00%, 10/15/23 - 1/15/40			68,591,784	71,861,632
5.50%, 6/15/20 - 9/15/39			118,025,707	125,633,890

6.00%, 10/15/19 - 9/15/39	74,115,526	79,456,025
6.50%, 8/15/10 - 2/15/39	3,990,482	4,284,925
7.00%, 11/15/22 - 12/15/22	12,939	14,367
7.50%, 2/15/17 - 5/15/26	4,486,971	5,058,932
8.00%, 8/15/21 - 12/15/22	1,971,409	2,262,956
8.50%, 12/15/16 - 12/15/22	1,640,886	1,852,918
9.00%, 1/15/19 - 12/15/22	1,557,792	1,778,157
9.50%, 3/15/18 - 1/15/25	364,805	420,884
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	1,348,263	1,364,313
Government National Mortgage Association II:
4.50%	37,250,000 d	37,692,418
5.00%	33,655,000 d	35,027,754
5.50%	3,680,000 d	3,897,907
4.00%, 12/20/24	6,611,999	6,770,830
4.50%, 12/20/39	4,992,083	5,065,241
5.00%, 9/20/33 - 2/19/39	18,696,516	19,622,788
5.50%, 1/20/34 - 9/20/35	35,142,338	37,436,452
6.00%, 12/20/28 - 2/20/39	19,530,769	21,007,966
6.50%, 5/20/31 - 7/20/31	1,428,089	1,560,393
7.00%, 4/20/24 - 4/20/32	7,416,432	8,234,643
7.50%, 9/20/30	102,872	115,864
9.00%, 7/20/25	106,286	122,557
9.50%, 9/20/17 - 2/20/25	76,521	86,954
		734,471,960
U.S. Treasury Notes--2.4%
3.50%, 5/31/13	6,195,000	6,594,293
3.50%, 2/15/18	9,925,000	10,051,395
4.50%, 2/28/11	1,825,000 e	1,907,127
		18,552,815
Total Bonds and Notes
(cost $760,354,177)		777,775,012
	Principal
Short-Term Investments--.6%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.05%, 4/22/10
(cost $4,754,426)	4,755,000 [f]	4,754,368

Other Investment--20.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $153,700,000)	153,700,000 [g]	153,700,000

Total Investments (cost $918,808,603)	122.2%	936,229,380
Liabilities, Less Cash and Receivables	(22.2%)	(169,999,706)
Net Assets	100.0%	766,229,674

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities had a total market value of $2,991,139 or 0.4% of net assets.

c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is $329,175 and the total market value of the collateral held by the fund is $342,568, consisting of U.S. Government and agencies securities valued at $342,568.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $918,808,603.

Net unrealized appreciation on investments was $17,848,443 of which $23,105,006 related to appreciated investment securities and $5,256,563 elated to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
U.S. Treasury 10 Year Notes	72	8,507,250	March 2010	209,250
U.S. Treasury 30 Year Bonds	77	9,148,563	March 2010	(78,273)

Gross Unrealized Appreciation				209,250
Gross Unrealized Depreciation				(78,273)

STATEMENT OF OPTIONS WRITTEN
January 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($
Call Options:
10-Year USD LIBOR-BBA,
December 2009 @ 4.61	12,900,000	a	(661,552)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	22,600,000	a	(1,083,289)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	11,476,000	a	(658,573)
U.S. Treasury 5-Year Notes,
February 2010 @ 115.50	6,600,000	a	(73,219)
Put Options:
2-Year USD LIBOR-BBA,
April 2010@ 2.25	75,554,000	a	(8,928)
10-Year USD LIBOR-BBA,
December 2009 @ 4.61	12,900,000	a	(975,712)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	22,600,000	a	(1,737,235)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	11,476,000	a	(792,674)
U.S. Treasury 5-Year Notes,
February 2010 @ 115.50	6,600,000	a	(9,797)
(Premiums Received $6,428,645)			(6,000,979)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	23,307,183	-	23,307,183
Asset-Backed	-	18,827,132	-	18,827,132
U.S. Government	-	734,471,960	-	734,471,960
Agencies/Mortgage-
Residential Mortgage-	-	2,931,966	-	2,931,966
Commercial Mortgage-	-	2,991,139	-	2,991,139
Mutual Funds	153,700,000	-	-	153,700,000
Other Financial Instrumen	209,250	-	-	209,250
Liabilities ($)
Other Financial Instrumen	(161,289)	(5,917,963)	-	(6,079,252)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation
(depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions and swap transactions) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.
- Dreyfus GNMA Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)